LOANS, Amortized Cost of Collateral-dependent Loans by Class (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Collateral-dependent Loans by Class [Abstract]
Total loans	$ 2,905,045
Allowance for credit losses	47,252	[1]
Accrued interest excluded from total	6,836
Collateral Dependent Loans [Member]
Collateral-dependent Loans by Class [Abstract]
Allowance for credit losses	635
Real Estate [Member]
Collateral-dependent Loans by Class [Abstract]
Total loans	2,795
Accrued interest excluded from total	0
Other Loan [Member]
Collateral-dependent Loans by Class [Abstract]
Total loans	516
Accrued interest excluded from total	1
Commercial [Member]
Collateral-dependent Loans by Class [Abstract]
Total loans	1,203,581
Allowance for credit losses	11,519
Accrued interest excluded from total	2,538
Commercial [Member] | Commercial and Industrial [Member]
Collateral-dependent Loans by Class [Abstract]
Total loans	593,112
Accrued interest excluded from total	1,373
Commercial [Member] | Commercial and Industrial [Member] | Collateral Dependent Loans [Member]
Collateral-dependent Loans by Class [Abstract]
Allowance for credit losses	51
Commercial [Member] | Commercial and Industrial [Member] | Real Estate [Member]
Collateral-dependent Loans by Class [Abstract]
Total loans	80
Commercial [Member] | Commercial and Industrial [Member] | Other Loan [Member]
Collateral-dependent Loans by Class [Abstract]
Total loans	245
Commercial [Member] | Commercial Real Estate [Member]
Collateral-dependent Loans by Class [Abstract]
Total loans	610,469
Accrued interest excluded from total	1,165
Commercial [Member] | Commercial Real Estate [Member] | Collateral Dependent Loans [Member]
Collateral-dependent Loans by Class [Abstract]
Allowance for credit losses	19
Commercial [Member] | Commercial Real Estate [Member] | Real Estate [Member]
Collateral-dependent Loans by Class [Abstract]
Total loans	84
Commercial [Member] | Commercial Real Estate [Member] | Other Loan [Member]
Collateral-dependent Loans by Class [Abstract]
Total loans	0
Mortgage [Member]
Collateral-dependent Loans by Class [Abstract]
Total loans	1,139,659	[2]
Allowance for credit losses	19,221
Accrued interest excluded from total	2,998	[2]
Mortgage [Member] | 1-4 Family Owner Occupied - Jumbo [Member]
Collateral-dependent Loans by Class [Abstract]
Total loans	541,023	[2]
Accrued interest excluded from total	1,290	[2]
Mortgage [Member] | 1-4 Family Owner Occupied - Jumbo [Member] | Collateral Dependent Loans [Member]
Collateral-dependent Loans by Class [Abstract]
Allowance for credit losses	0
Mortgage [Member] | 1-4 Family Owner Occupied - Jumbo [Member] | Real Estate [Member]
Collateral-dependent Loans by Class [Abstract]
Total loans	607
Mortgage [Member] | 1-4 Family Owner Occupied - Jumbo [Member] | Other Loan [Member]
Collateral-dependent Loans by Class [Abstract]
Total loans	0
Mortgage [Member] | 1-4 Family Owner Occupied - Non-jumbo [Member]
Collateral-dependent Loans by Class [Abstract]
Total loans	266,410	[2]
Accrued interest excluded from total	798	[2]
Mortgage [Member] | 1-4 Family Owner Occupied - Non-jumbo [Member] | Collateral Dependent Loans [Member]
Collateral-dependent Loans by Class [Abstract]
Allowance for credit losses	286
Mortgage [Member] | 1-4 Family Owner Occupied - Non-jumbo [Member] | Real Estate [Member]
Collateral-dependent Loans by Class [Abstract]
Total loans	940
Mortgage [Member] | 1-4 Family Owner Occupied - Non-jumbo [Member] | Other Loan [Member]
Collateral-dependent Loans by Class [Abstract]
Total loans	0
Mortgage [Member] | 1-4 Family Non-owner Occupied [Member]
Collateral-dependent Loans by Class [Abstract]
Total loans	194,852	[2]
Accrued interest excluded from total	513	[2]
Mortgage [Member] | 1-4 Family Non-owner Occupied [Member] | Collateral Dependent Loans [Member]
Collateral-dependent Loans by Class [Abstract]
Allowance for credit losses	72
Mortgage [Member] | 1-4 Family Non-owner Occupied [Member] | Real Estate [Member]
Collateral-dependent Loans by Class [Abstract]
Total loans	477
Mortgage [Member] | 1-4 Family Non-owner Occupied [Member] | Other Loan [Member]
Collateral-dependent Loans by Class [Abstract]
Total loans	0
Mortgage [Member] | 1-4 Family - 2nd Lien [Member]
Collateral-dependent Loans by Class [Abstract]
Total loans	88,729	[2]
Accrued interest excluded from total	283	[2]
Mortgage [Member] | 1-4 Family - 2nd Lien [Member] | Collateral Dependent Loans [Member]
Collateral-dependent Loans by Class [Abstract]
Allowance for credit losses	67
Mortgage [Member] | 1-4 Family - 2nd Lien [Member] | Real Estate [Member]
Collateral-dependent Loans by Class [Abstract]
Total loans	370
Mortgage [Member] | 1-4 Family - 2nd Lien [Member] | Other Loan [Member]
Collateral-dependent Loans by Class [Abstract]
Total loans	0
Mortgage [Member] | Resort Lending [Member]
Collateral-dependent Loans by Class [Abstract]
Total loans	48,645	[2]
Accrued interest excluded from total	114	[2]
Mortgage [Member] | Resort Lending [Member] | Collateral Dependent Loans [Member]
Collateral-dependent Loans by Class [Abstract]
Allowance for credit losses	42
Mortgage [Member] | Resort Lending [Member] | Real Estate [Member]
Collateral-dependent Loans by Class [Abstract]
Total loans	237
Mortgage [Member] | Resort Lending [Member] | Other Loan [Member]
Collateral-dependent Loans by Class [Abstract]
Total loans	0
Installment [Member]
Collateral-dependent Loans by Class [Abstract]
Total loans	561,805	[2]
Allowance for credit losses	3,749
Accrued interest excluded from total	1,300	[2]
Installment [Member] | Boat Lending [Member]
Collateral-dependent Loans by Class [Abstract]
Total loans	228,140	[2]
Accrued interest excluded from total	537	[2]
Installment [Member] | Boat Lending [Member] | Collateral Dependent Loans [Member]
Collateral-dependent Loans by Class [Abstract]
Allowance for credit losses	29
Installment [Member] | Boat Lending [Member] | Real Estate [Member]
Collateral-dependent Loans by Class [Abstract]
Total loans	0
Installment [Member] | Boat Lending [Member] | Other Loan [Member]
Collateral-dependent Loans by Class [Abstract]
Total loans	80
Installment [Member] | Recreational Vehicle Lending [Member]
Collateral-dependent Loans by Class [Abstract]
Total loans	234,745	[2]
Accrued interest excluded from total	546	[2]
Installment [Member] | Recreational Vehicle Lending [Member] | Collateral Dependent Loans [Member]
Collateral-dependent Loans by Class [Abstract]
Allowance for credit losses	44
Installment [Member] | Recreational Vehicle Lending [Member] | Real Estate [Member]
Collateral-dependent Loans by Class [Abstract]
Total loans	0
Installment [Member] | Recreational Vehicle Lending [Member] | Other Loan [Member]
Collateral-dependent Loans by Class [Abstract]
Total loans	121
Installment [Member] | Other [Member]
Collateral-dependent Loans by Class [Abstract]
Total loans	98,920	[2]
Accrued interest excluded from total	217	[2]
Installment [Member] | Other [Member] | Collateral Dependent Loans [Member]
Collateral-dependent Loans by Class [Abstract]
Allowance for credit losses	25
Installment [Member] | Other [Member] | Real Estate [Member]
Collateral-dependent Loans by Class [Abstract]
Total loans	0
Installment [Member] | Other [Member] | Other Loan [Member]
Collateral-dependent Loans by Class [Abstract]
Total loans	$ 70

[1]	Beginning January 1, 2021, calculation is based on CECL methodology. Prior to January 1, 2021, calculation was based on the probable incurred loss methodology.
[2]	Credit scores have been updated within the last twelve months.